Earnings Per Share Information (Tables)	3 Months Ended
Mar. 31, 2016
Earnings Per Share [Abstract]
Calculation of earnings per share
	Three months ended March 31
	2016		2015
(In millions; per-share amounts in dollars)	Diluted	Basic	Diluted	Basic

Amounts attributable to the Company:
Consolidated
Earnings from continuing operations for
per-share calculation(a)(b)	$496	$495	$(4,551)	$(4,551)
Preferred stock dividends	(289)	(289)	-	-
Earnings (loss) from continuing operations attributable to
common shareowners for per-share calculation(a)(b)	$207	$206	$(4,551)	$(4,551)
Earnings (loss) from discontinued operations
for per-share calculation(a)(b)	(308)	(308)	(9,028)	(9,028)
Net earnings (loss) attributable to GE common
shareowners for per-share calculation(a)(b)	$(102)	$(102)	$(13,576)	$(13,576)

Average equivalent shares
Shares of GE common stock outstanding	9,288	9,288	10,067	10,067
Employee compensation-related shares (including
stock options)	84	-	-	-
Total average equivalent shares	9,372	9,288	10,067	10,067

Per-share amounts
Earnings (loss) from continuing operations	$0.02	$0.02	$(0.45)	$(0.45)
Earnings (loss) from discontinued operations	(0.03)	(0.03)	(0.90)	(0.90)
Net earnings (loss)	(0.01)	(0.01)	(1.35)	(1.35)

  Our unvested restricted stock unit awards that contain non-forfeitable rights to dividends or dividend equivalents are considered participating securities. For the periods ended March 31, 2016 and 2015, pursuant to the two-class method, as a result of the excess of dividends in respect to current period earnings, losses were not allocated to the participating securities.
  Included an insignificant amount of dividend equivalents in each of the periods presented.